Accrued expenses (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accrued project costs and royalties	SFr 2,057	SFr 1,827
Accrued payroll and bonuses	5,068	5,012
Other	584	708
Accrued expenses	SFr 7,709	SFr 7,547